Contingencies and Commitments - Summary of Capital Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	¥ 23,874	¥ 18,381
Authorized but not contracted for	47,645	39,496
Capital commitments	71,519	¥ 57,877
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	3,014
Authorized but not contracted for	7,905
Capital commitments	10,919
Equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Authorized and contracted for	20,860
Authorized but not contracted for	39,740
Capital commitments	¥ 60,600